OPTIONS (Tables)	6 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
SCHEDULE OF SHARE OPTION ACTIVITY

The following table summarized the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years
Outstanding June 30, 2020	500,000	$1.50	0.35
Exercisable, June 30, 2020	413,337	$1.50	0.19

Granted	-	-	-
Cancelled	-	-	-
Exercised	(10,000)	-	-
Outstanding June 30, 2021	490,000	$1.50	0.03
Exercisable, June 30, 2021	483,341	$1.50	0.03
Granted	-	-	-

Granted
Cancelled
Exercised	(120,000)	-	-

Outstanding December 31, 2021	370,000	$1.50	-
Exercisable, December 31, 2021	370,000	$1.50	-